DEFERRED TAX ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities Details 1Abstract
Deferred tax assets	$ 83.9	$ 90.3
Deferred tax liabilities	(40.0)	(50.1)
Deferred tax assets/liabilities, net	$ 43.9	$ 40.2